INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY	Composed as follows:
	September 30,	December 31,
	2024	2023
	USD in thousands
Raw materials and supplies	290	445
Work in progress	37	34
Finished goods	1	25
	328	504

	December 31,
	2023	2022
	USD in thousands
Raw materials and supplies	445	438
Work in progress	34	148
Finished goods	25	44
	504	630